12. Judicial deposits (Details Narrative) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Civil [Member]
Judicial deposits [line items]
Court deposit	R$ 69,326	R$ 66,700
Tax [Member] | Tax Court Proceedings Related to Production [Member]
Judicial deposits [line items]
Court deposit	73,326	74,358
Tax [Member] | Tax Court Proceedings Related to CPMF [Member]
Judicial deposits [line items]
Court deposit	10,342	10,026
Tax [Member] | Tax Court Proceedings Related to TFF [Member]
Judicial deposits [line items]
Court deposit	18,401	16,719
Tax [Member] | Tax Court Proceedings Related to IRRF [Member]
Judicial deposits [line items]
Court deposit	11,173	10,868
Tax [Member] | Tax Court Proceedings Related to ISS [Member]
Judicial deposits [line items]
Court deposit	7,878	7,519
Tax [Member] | Tax Court Proceedings Related to Ancillary Services [Member]
Judicial deposits [line items]
Court deposit	3,457	4,793
Tax [Member] | Tax Court Proceedings Related to ANATEL [Member]
Judicial deposits [line items]
Court deposit	3,471	3,380
Tax [Member] | Tax Court Proceedings Related To Telecommunications Services Universalization Fund (''FUST") [Member]
Judicial deposits [line items]
Court deposit	R$ 57,943	R$ 56,088